Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 5,301	$ 5,219
Accounts receivable	3,619	3,802
Software	1,884	1,590
Prepaid pension assets	1,556	1,464
Fails to deliver	1,371	1,671
Equity in a joint venture and other investments	1,259	1,102
Renewable energy investments	1,206	1,144
Qualified affordable housing project investments	1,145	1,024
Income taxes receivable	599	388
Federal Reserve Bank stock	479	466
Prepaid expense	477	491
Seed capital	215	184
Fair value of hedging derivatives	19	21
Other	1,338	1,655
Total other assets	20,468	20,221
Federal Home Loan Bank stock, at cost	$ 7	$ 22